UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

BNY Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

BNY Mellon Financial Center

One Boston Place, 024-0081

Boston, Massachusetts 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1 — Schedule of Investments.

Schedule of Investments (Unaudited)

Mellon Optima L/S Strategy Fund, LLC

December 31, 2011

Investment Funds – United States	Cost	Value	Percentage of Net Assets	Liquidity	Redemption Notice Period (# of days)
Opportunistic
Bay Pond Partners, L.P.	$17,000,000	$15,089,389	3.3%	Semi-Annually (a)*	45
Glenview Institutional Partners, L.P.	28,166,741	27,018,383	5.8%	Quarterly †	45
Karsh Capital II, L.P.	11,538,224	16,163,145	3.5%	Quarterly †	30
Kingdon Associates	14,692,981	18,030,737	3.9%	Quarterly †	30
Raptor Global Portfolio Liquidating Trust	158,368	227,085	0.0%	†† *
Raptor Private Holdings, L.P.	1,470,984	1,584,771	0.3%	†† ^ *

	73,027,298	78,113,510	16.8%

Growth
Alydar QP Fund, L.P.	14,991,757	21,436,748	4.6%	Quarterly †	30
Conatus Capital Partners, L.P.	29,000,000	27,479,152	5.9%	Quarterly (b)	65
Highbridge Long/Short Equity Fund, L.P.	11,773,753	18,628,219	4.0%	Quarterly †	45
Maverick Fund USA, Ltd.	18,824,416	19,382,709	4.2%	Quarterly †	60
Pequot Partners Liquidating Trust	1,302,305	866,373	0.2%	†† *
Seligman Spectrum Focus Fund, LLC	20,000,000	20,060,029	4.4%	Monthly (c)	30

	95,892,231	107,853,230	23.3%

Value
Amici Qualified Associates, L.P.	14,948,921	20,401,275	4.4%	Quarterly †	45
Bay II Resource Partners, L.P.	20,500,000	28,821,423	6.2%	Quarterly †	45
Mulsanne Partners, L.P.	20,000,000	17,784,470	3.8%	Quarterly †	30
Pershing Square, L.P.	18,000,000	18,311,608	4.0%	Quarterly (d)	65
Scout Capital Partners II, L.P.	18,000,000	17,372,060	3.8%	Quarterly (e)	45
SEG Partners II, L.P.	28,000,000	31,256,676	6.7%	Quarterly †	45

	119,448,921	133,947,512	28.9%

Global
Amiya Global Emerging Opportunities Fund, Ltd.	18,339,889	22,103,226	4.8%	Quarterly (f)	30
Artha Emerging Markets Fund, L.P.	20,000,000	18,276,847	3.9%	Quarterly (g)	60
Asian Century Quest Fund (QP), L.P.	12,598,257	17,185,670	3.7%	Quarterly †	45
Calypso Qualified Partners, L.P.	10,270,177	12,934,198	2.8%	Quarterly †	45
Miura Global Partners II, L.P.	20,000,000	20,729,977	4.5%	Monthly †	90

	81,208,323	91,229,918	19.7%

Total Investment Funds	369,576,773	411,144,170	88.7%

Affiliated Investment
Dreyfus Institutional Reserves Treasury Prime Fund	46,186,566	46,186,566	9.9%	Daily (h) **

Total Investments	$415,763,339	457,330,736	98.6%

Other Assets in Excess of Liabilities		6,289,209	1.4%

Total Net Assets		$463,619,945	100.0%

(a)	Investment has a 1 year hard lock-up period. $12 million was invested on 3/1/11. $5 million was invested on 9/1/11.

(b)	Investment has a 1 year soft lock-up period with a 1.5% early withdrawal fee. $20 million was invested on 11/1/10. An additional $9 million was invested on 2/1/11.

(c)	Investment has a 1 year soft lock-up period with a 4% early withdrawal fee. $15 million was invested on 8/1/10. An additional $5 million was invested on 2/1/11.

(d)	Up to 1/8 of the investment amount can be redeemed each quarter. $18 million was invested on 8/1/11.

(e)	Investment has a 1 year soft lock-up period with a 5% early withdrawal fee. $18 million was invested on 5/1/11.

(f)	Investment has a 1 year soft lock-up period with a 2% early withdrawal fee. $21.4 million was transferred from Amiya Global Emerging Opportunities Fund, L.P. on 4/1/11.

(g)	Investment has a 1 year soft lock-up period with a 5% early withdrawal fee. Following the lock-up period, 75% of this investment may be subject to a gate. $15 million was invested on 1/1/11. An additional $5 million was invested on 2/1/11.

(h)	Investment in affiliated money market mutual fund. The 7-day yield at 12/31/11 was 0.00%.

†	The investment amount has no lock-up or other redemption restrictions.

††	Illiquid Investment. The investment is expected to liquidate over the next two to five years.

^	Illiquid investment. Fair value determined by management in accordance with methodology approved by the Board of Directors.

*	Investment held by Mellon Optima 1099 Domestic Access Fund LLC.

**	$92,762 held by Mellon Optima 1099 Domestic Access Fund LLC.

Mellon Optima L/S Strategy Fund, LLC

December 31, 2011 (Unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of the Fund and its Investments

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, quoted prices for restricted securities, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate ordinarily is the value determined as of such date for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s capital was withdrawn from the Investment Fund at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by the Investment Funds and are net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of its interest in such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. These investments are categorized within Level 3 of the fair value hierarchy.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based on the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value. In both instances, these instruments are categorized within Level 2 of the fair value hierarchy.

Mellon Optima L/S Strategy Fund, LLC

December 31, 2011 (Unaudited)

Significant Accounting Policies (continued):

A. Valuation of the Fund and its Investments (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Funds	$—	$—	$411,144,170	$411,144,170
Affiliated Mutual Fund	46,186,566	—	—	46,186,566

Total Investments in Securities	$46,186,566	$—	$411,144,170	$457,330,736

The Investment Funds have been disclosed by strategy in the Schedule of Investments.

For the period ended December 31, 2011, there have been no significant changes to the Fund’s fair valuation methodology.

For the period ended December 31, 2011, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Item 2 — Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/S/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date: February 29, 2012

By:	/S/ DAVID K. MOSSMAN
David K. Mossman
President and Chief Executive Officer

Date: February 29, 2012